Accrued expenses and other current liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accrued expenses and other current liabilities
Funds collected on behalf of travel service providers	$ 55,952	338,719	104,743
Accrued operating expenses	13,742	83,192	34,509
Other tax payable	921	5,575	2,708
Accrued sales rebates	1,817	11,000	6,656
Total	$ 72,432	438,486	148,616